AB Equity Income Fund

Portfolio of Investments

February 28, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Information Technology – 26.1%
Communications Equipment – 1.7%
Juniper Networks, Inc.(a)	355,280	$8,270,918

IT Services – 3.2%
Mastercard, Inc. - Class A	12,800	4,529,280
Paychex, Inc.	83,550	7,608,899
Western Union Co. (The) - Class W	154,010	3,576,112

		15,714,291

Semiconductors & Semiconductor Equipment – 1.9%
NVIDIA Corp.	4,390	2,408,266
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	18,570	2,338,706
Texas Instruments, Inc.	27,530	4,742,593

		9,489,565

Software – 11.8%
Citrix Systems, Inc.	25,300	3,379,574
Microsoft Corp.	159,170	36,987,925
NortonLifeLock, Inc.	192,500	3,755,675
Oracle Corp.	208,520	13,451,625

		57,574,799

Technology Hardware, Storage & Peripherals – 7.5%
Apple, Inc.	220,000	26,677,200
Western Digital Corp.	142,410	9,759,357

		36,436,557

		127,486,130

Health Care – 14.0%
Health Care Equipment & Supplies – 4.3%
Medtronic PLC	157,950	18,475,412
Zimmer Biomet Holdings, Inc.	15,420	2,514,385

		20,989,797

Health Care Providers & Services – 2.0%
UnitedHealth Group, Inc.	29,270	9,724,079

Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific, Inc.	10,440	4,698,835

Pharmaceuticals – 6.7%
Johnson & Johnson	59,970	9,502,846
Merck & Co., Inc.	42,270	3,069,648
Pfizer, Inc.	131,120	4,391,209
Roche Holding AG (Sponsored ADR)	388,680	15,974,748

		32,938,451

		68,351,162

Financials – 13.8%
Banks – 5.8%
Citigroup, Inc.	28,450	1,874,286
Comerica, Inc.	41,680	2,838,408
JPMorgan Chase & Co.	35,960	5,292,233
Wells Fargo & Co.	502,150	18,162,766

		28,167,693

Company	Shares	U.S. $ Value

Capital Markets – 3.1%
Ameriprise Financial, Inc.	22,220	$4,915,953
Morgan Stanley	80,590	6,194,953
T. Rowe Price Group, Inc.	24,710	4,006,479

		15,117,385

Consumer Finance – 1.0%
Synchrony Financial	134,330	5,195,884

Insurance – 3.9%
Everest Re Group Ltd.	25,680	6,209,681
MetLife, Inc.	222,620	12,822,912

		19,032,593

		67,513,555

Consumer Discretionary – 9.5%
Auto Components – 2.8%
Magna International, Inc. - Class A (United States)	162,280	13,663,976

Household Durables – 0.9%
PulteGroup, Inc.	101,990	4,600,769

Internet & Direct Marketing Retail – 1.0%
eBay, Inc.	83,280	4,698,658

Multiline Retail – 0.3%
Target Corp.	7,730	1,417,991

Specialty Retail – 3.3%
Best Buy Co., Inc.	41,800	4,194,630
Home Depot, Inc. (The)	34,890	9,013,483
Williams-Sonoma, Inc.	22,090	2,900,196

		16,108,309

Textiles, Apparel & Luxury Goods – 1.2%
Ralph Lauren Corp.	49,390	5,782,581

		46,272,284

Consumer Staples – 8.3%
Beverages – 3.5%
Coca-Cola Co. (The)	201,560	9,874,424
Molson Coors Beverage Co. - Class B	55,960	2,487,422
PepsiCo, Inc.	37,130	4,796,825

		17,158,671

Food & Staples Retailing – 2.6%
Walmart, Inc.	96,960	12,597,043

Food Products – 0.7%
General Mills, Inc.	64,840	3,566,849

Household Products – 1.5%
Procter & Gamble Co. (The)	59,300	7,325,329

		40,647,892

Company	Shares	U.S. $ Value

Industrials – 8.2%
Aerospace & Defense – 1.5%
Lockheed Martin Corp.	22,240	$7,344,760

Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	26,480	2,405,708

Electrical Equipment – 2.1%
Eaton Corp. PLC	80,450	10,473,785

Machinery – 1.9%
Caterpillar, Inc.	42,420	9,157,630

Road & Rail – 1.0%
CSX Corp.	51,900	4,751,445

Trading Companies & Distributors – 1.2%
WW Grainger, Inc.	15,850	5,907,454

		40,040,782

Communication Services – 6.3%
Diversified Telecommunication Services – 6.3%
Comcast Corp. - Class A	328,320	17,309,030
Verizon Communications, Inc.	242,520	13,411,356

		30,720,386

Utilities – 3.6%
Electric Utilities – 2.6%
American Electric Power Co., Inc.	141,660	10,603,251
NextEra Energy, Inc.	30,720	2,257,305

		12,860,556

Multi-Utilities – 1.0%
Ameren Corp.	42,770	3,005,448
Dominion Energy, Inc.	28,300	1,933,456

		4,938,904

		17,799,460

Materials – 3.6%
Chemicals – 2.4%
LyondellBasell Industries NV - Class A	116,000	11,958,440

Metals & Mining – 1.2%
Reliance Steel & Aluminum Co.	43,506	5,751,493

		17,709,933

Energy – 3.5%
Energy Equipment & Services – 1.1%
Baker Hughes Co. - Class A	217,670	5,328,562

Oil, Gas & Consumable Fuels – 2.4%
Chevron Corp.	64,720	6,472,000
Valero Energy Corp.(a)	67,280	5,179,214

		11,651,214

		16,979,776

Company	Shares	U.S. $ Value

Real Estate – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.8%
American Campus Communities, Inc.	58,300	$2,387,968
Camden Property Trust	23,430	2,440,235
Cousins Properties, Inc.	72,010	2,415,215
CubeSmart	71,660	2,648,554
Mid-America Apartment Communities, Inc.	27,570	3,714,506

		13,606,478

Total Common Stocks (cost $357,338,149)		487,127,838

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $1,428,335)	1,428,335	1,428,335

Total Investments – 100.0% (cost $358,766,484)(e)		488,556,173
Other assets less liabilities – 0.0%		60,457

Net Assets – 100.0%		$488,616,630

(a)	Represents entire or partial securities out on loan.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $138,204,006 and gross unrealized depreciation of investments was $(8,414,317), resulting in net unrealized appreciation of $129,789,689.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Equity Income Fund

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$487,127,838	$—	$—	$487,127,838
Short-Term Investments	1,428,335	—	—	1,428,335

Total Investments in Securities	488,556,173	—	—	488,556,173
Other Financial Instruments(b)	—	—	—	—

Total	$488,556,173	$—	$—	$488,556,173

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,219	$40,958	$40,749	$1,428	$0	*

*	Amount less than $500.